U.S. Treasury Money Fund

                               SEMI-ANNUAL REPORT
                                December 31, 1999

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                             AS OF DECEMBER 31, 1999
                                   (unaudited)

    Principal                                                                       Value
     Amount                                                                       (Note 1)
   -----------                                                                  ------------
                  U.S. TREASURY bills (a) (98.0%)
   $40,209,000    due 01/13/00, 5.220% to 5.485% ..........................     $ 40,136,634
    37,760,000    due 01/31/00, 5.375% ....................................       37,768,555
    38,929,000    due 03/02/00, 5.000% to 5.075% ..........................       38,597,539
    14,281,000    due 03/23/00, 4.900% to 5.410% ..........................       14,106,118
     9,334,000    due 05/04/00, 5.120% to 5.230% ..........................        9,168,550
     1,246,000    due 05/18/00, 5.280% ....................................        1,220,781
     1,110,000    due 06/01/00, 5.295% ....................................        1,085,184
    11,578,000    due 06/08/00, 5.310% to 5.385% ..........................       11,305,013
                                                                                ------------
                        Total U.S. Treasury Bills .........................     $153,388,374
                                                                                ------------
                  U.S. treasury notes (1.3%)
   $ 2,000,000    due 10/31/00, 4.250% ....................................        2,002,475
                                                                                ------------

                        Total U.S. Treasury Notes .........................     $  2,002,475
                                                                                ------------

TOTAL INVESTMENTS, at Amortized Cost ...............................   99.3%    $155,390,849
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................    0.7        1,029,568
                                                                      -----     ------------
NET ASSETS .........................................................  100.0%    $156,420,417
                                                                      =====     ============

----------
(a)   Rates shown are yields to maturities at time of purchase.

                       See Notes to Financial Statements.

                   THE 59 WALL STREET U.S TREASURY MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999
                                   (unaudited)

ASSETS:
   Investments, at amortized cost and value (Note 1) ................   $155,390,849
   Interest receivable ..............................................        863,746
   Cash .............................................................        330,755
                                                                        ------------
           Total Assets .............................................    156,585,350
                                                                        ------------

LIABILITIES:
   Payables for:
      Dividends declared (Note1) ....................................         11,693
      Shareholder servicing/eligible institution fees (Note 2) ......         29,817
      Investment advisory fee (Note 2) ..............................         19,878
      Administrative fee (Note 2) ...................................         13,252
      Accrued expenses and other liabilities ........................         90,293
                                                                        ------------
           Total Liabilities ........................................        164,933
                                                                        ------------

NET ASSETS, for 156,420,417 shares of beneficial interest outstanding   $156,420,417
                                                                        ============
Net Assets Consist of:
     Paid-in capital ................................................   $156,420,417
                                                                        ------------

NET ASSET VALUE AND OFFERING PRICE PER SHARE ........................   $       1.00
                                                                        ============

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1999
                                   (unaudited)

INVESTMENT INCOME:
      Income:
         Interest ...................................................     $3,855,987
                                                                          ----------

   Expenses:
         Shareholder servicing/eligible institution fees (Note 2) ...        181,486
         Investment advisory fee (Note 2) ...........................        120,990
         Administrative fee (Note 2) ................................         80,660
         Custodian fee ..............................................         50,763
         Trustees' fees and expenses (Note 2) .......................         12,161
         Miscellaneous expenses .....................................         74,827
                                                                          ----------

            Total Expenses ..........................................        520,887

            Expenses offset arrangement (Note 3) ....................            (42)
                                                                          ----------

            Net Expenses ............................................        520,845
                                                                          ----------

   Net Investment Income ............................................     $3,335,142
                                                                          ==========

                       See Notes to Financial Statements.


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                                                                               3

                   THE 59 WALL STREET U.S TREASURY MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         For the six
                                                                         months ended             For the
                                                                       December 31, 1999        year ended
                                                                          (unaudited)          June 30, 1999
                                                                       -----------------       -------------
INCREASE IN NET ASSETS:
   From Investment Activities:
       Net investment income .....................................       $ (3,335,142)         $ (8,367,354)
       Total declared as dividends to shareholders ...............         (3,335,142)           (8,367,354)
                                                                         ------------          ------------
   From Share (Principal) Transactions at Net Asset
       Value of $1.00 per share:
       Shares sold ...............................................        342,992,907           805,475,619
       Shares issued in reinvestment of dividends ................          1,436,490             2,879,905
       Shares repurchased ........................................       (381,231,107)         (809,826,979)
                                                                         ------------          ------------
       Net decrease in net assets resulting
         from share transactions .................................        (36,801,710)           (1,471,455)
NET ASSETS:
   Beginning of period ...........................................        193,222,127           194,693,582
                                                                         ------------          ------------
   End of period .................................................       $156,420,417          $193,222,127
                                                                         ============          ============

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                               For the six
                                              months ended
                                              December 31,                For the years ended June 30,
                                                  1999        ---------------------------------------------------
                                               (unaudited)      1999       1998       1997       1996      1995
                                              ------------    --------   --------   --------   --------  --------
Net asset value, beginning of year ............    $1.00         $1.00      $1.00      $1.00      $1.00     $1.00
Net investment income from operations .........     0.02          0.04       0.05       0.04       0.04      0.05
Dividends to shareholders from net
   investment income ..........................    (0.02)        (0.04)     (0.05)     (0.04)     (0.04)    (0.05)
                                                --------      --------   --------   --------   --------  --------
Net asset value, end of year ..................    $1.00         $1.00      $1.00      $1.00      $1.00     $1.00
                                                ========      ========   ========   ========   ========  ========
Total Return ..................................     2.11%         4.15%      4.78%      4.75%      4.96%     4.67%
Ratios/Supplemental Data:
   Net assets, end of period (000's omitted) .. $156,420      $193,222   $194,694   $160,458   $146,225  $144,969
   Ratio of expenses to average
      net assets(1) ...........................     0.60%(2)      0.62%      0.56%      0.55%      0.56%     0.55%
   Ratio of net investment income to
      average net assets ......................     4.13%(2)      4.07%      4.70%      4.65%      4.78%     4.52%

----------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1996 and 1995 would have been 0.57% and 0.58%, respectively. For the same periods, the total return of the Fund would have been 4.91% and 4.64%, respectively. The expense reimbursement agreement terminated on February 1, 1996.

(2)   Annualized.

                       See Notes to Financial Statements.

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1999, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required. At December 31, 1999, the cost of investments for Federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 1999, the Fund incurred $120,990 for advisory services.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration services

                   THE 59 WALL STREET U.S. TREASURY MONEY FUND agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1999, the Fund incurred $80,660 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the six months ended December 31,1999, the Fund incurred $181,486 for such services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 1999, the Fund incurred $12,161 for these fees.

      3. Investment Transactions. Purchases and maturities and sales of money market instruments aggregated $771,410,326 and $810,354,825, respectively, for the six months ended December 31, 1999. Custody fees for the Fund were reduced by $42 as a result of an expense offset arrangement with the Fund's custodian.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.